Parent Company Financial Information (Schedule Of Condensed Statements Of Income) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Dividend income:
Other income	$ 32,263,000	$ 40,341,000	$ 46,941,000
Adjusted gross income after provision for loan losses	1,150,762,000	1,166,951,000	1,281,996,000
Provision/(provision credit) for loan losses	27,000,000	55,000,000	78,000,000	[1]
Interest expense:
Short-term debt	4,765,000	4,704,000	5,286,000
Term borrowings	34,570,000	36,321,000	39,334,000
Total interest expense	81,531,000	94,679,000	110,286,000
Compensation, employee benefits and other expense	478,159,000	529,041,000	640,857,000
Income/(loss) before income taxes	309,551,000	8,350,000	(101,705,000)
Income tax benefit	78,501,000	(32,169,000)	(85,262,000)
Equity in undistributed net inome/(loss) of subsidiaries:
Net income/(loss) attributable to controlling interest	219,523,000	29,602,000	(27,759,000)
Parent Company [Member]
Dividend income:
Bank	180,000,000	180,000,000	100,000,000,000
Non-bank	446,000	957,000	390,000,000
Total dividend income	180,446,000	180,957,000	100,390,000
Interest income	2,000	125,000	329,000
Other income	6,265,000	3,468,000	1,050,000
Adjusted gross income after provision for loan losses	186,713,000	184,550,000	101,769,000
Provision/(provision credit) for loan losses	0	(925,000)	(1,850,000)
Interest expense:
Short-term debt	9,000	20,000	50,000
Term borrowings	23,808,000	24,058,000	24,365,000
Total interest expense	23,817,000	24,078,000	24,415,000
Compensation, employee benefits and other expense	30,400,000	37,490,000	40,286,000
Total expense	54,217,000	60,643,000	62,851,000
Income/(loss) before income taxes	132,496,000	123,907,000	38,918,000
Income tax benefit	(20,599,000)	(20,897,000)	(23,653,000)
Income/(loss) before equity in undistributed net income of subsidiaries	153,095,000	144,804,000	62,571,000
Equity in undistributed net inome/(loss) of subsidiaries:
Bank	65,840,000	(114,902,000)	(90,769,000)
Non-bank	588,000	(300,000)	439,000
Net income/(loss) attributable to controlling interest	$ 219,523,000	$ 29,602,000	$ (27,759,000)

[1]	2012 includes approximately $23 million of loan loss provision related to dischargedbankruptcies.